Leases - Narrative (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended			25 Months Ended
	May 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023
Lessee, Lease, Description [Line Items]
Seating capacity	10.00%				100.00%
Operating lease, lease income		$ 3,610	$ 3,338	$ 2,980
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues	Revenues
Buildings
Lessee, Lease, Description [Line Items]
Base rent increase term (in years)		5 years
Arena License Agreements
Lessee, Lease, Description [Line Items]
Revenue not from customer		$ 68,068	$ 68,072	$ 21,345
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)		9 months 18 days			9 months 18 days
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)		15 years 1 month 6 days			15 years 1 month 6 days